Data Related to All RSU Activity (Detail) (Restricted Stock Units (RSUs), USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012 Pfizer	Dec. 31, 2011 Pfizer	Dec. 31, 2010 Pfizer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total grant date fair-value-based amount of shares vested		$ 16	$ 12	$ 13
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax	$ 19	$ 13	$ 12	$ 8
Weighted average period over which RSU cost is expected to be recognized (years)	2 years 7 months 6 days	1 year 10 months 24 days	1 year 10 months 24 days	1 year 10 months 24 days